Capital and reserves - Disclosure of issued share capital (Details) - CHF (SFr)		12 Months Ended
	Jul. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)		SFr 0.02	SFr 0.40
Value (CHF)		SFr 710,336	SFr 19,349,556
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		48,373,890	34,329,704
Ending balance (in shares)		35,516,785	48,373,890
Common shares issued for the follow-on offering
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)		12,800,000	14,044,186
Common shares nominal value
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)		SFr 0.02	SFr 0.40	SFr 0.40
Number (in shares)		35,516,785	48,373,890
Value (CHF)		SFr 710,336	SFr 19,349,556
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		19,349,556
Ending balance (in shares)	742,833	710,335.70	19,349,556
Common shares nominal value | Common shares issued for the follow-on offering
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)			SFr 0.40	SFr 0.40
Common shares nominal value | Issuance of Auris NewCo Shares
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)		6,117,388
Common shares nominal value | Cancellation of Auris OldCo Shares
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)		(61,173,890)
Common shares nominal value | Common shares issued for capital increase with a nominal value of CHF 0.02 each
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)		29,399,397